Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands and British Virgin Islands

The Company is incorporated in Cayman Islands and Skyline Builders (BVI) Holding Limited is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to US$256,664 (HK$2,000,000), and 16.5% on any part of assessable profits over US$256,664 (HK$2,000,000).

The components of the income tax expense are as follows:

	Year Ended March 31,
	2025	2024	2023
Current
Hong Kong	$230,592	$267,209	$62,797
Deferred
Hong Kong	(51,267)	(116,475)	53,844
Provision for income taxes	$179,325	$150,734	$116,641

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	2025	2024	2023
Profit before income taxes	$906,772	$1,080,646	$996,195
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	149,617	178,307	164,372
Reconciling items:
Tax allowance at the statutory tax rates##	48,709	-	-
Tax effect of income that is not taxable*	(4,493)	(2,753)	(63,702)
Tax effect of expenses that are not deductible**	7,763	5,866	22,988
Temporary difference	(903)	(9,220)	14,791
Statutory tax deduction#	(193)	(383)	(765)
Effect of two-tier tax rate	(21,175)	(21,083)	(21,043)
Income tax expense	$179,325	$150,734	$116,641

*	Income that is not taxable mainly consisted of the government subsidies, bank interest income and change in cash value of life insurance policy, which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of interest on bank overdraft, stamp duty and equity in net losses of affiliates, which are non-deductible under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 and HK$3,000 for each business during the years ended March 31, 2025 and 2024, respectively.

##	It represents tax allowance at the statutory tax rates for companies incorporated in Cayman Islands and British Virgin Islands.

The Company measures deferred tax assets and liabilities based on the difference between carrying amount of assets and liabilities and their respective tax bases at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows as of March 31:

	As of March 31,
	2025	2024
Deferred tax assets (liabilities):
Property, plant and equipment, net	$3,554	$(47,001)
Finance lease right-of-use assets, net	(11,734)	(23,329)
Operating lease right-of-use assets, net	(26,170)	(67,889)
Operating lease liabilities	23,442	63,051
Provision for allowance of credit losses	66,112	64,859
Other liabilities	10,037	24,122
Deferred tax assets (liabilities), net	$65,241	$13,813

Income tax payable consist of the following as of March 31:

	2025	2024
Income tax payable	$(372,816)	$(317,402)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended March 31, 2025 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.